Subsequent Events (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 15, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 01, 2020	Mar. 19, 2020
Subsequent Event [Line Items]
Impairment of equity-method investments			$ 186	$ 32	$ 0
Income (Loss) from Equity Method Investments			375	396	$ 434
Williams Companies Inc [Member]
Subsequent Event [Line Items]
Credit facility loans			$ 0	$ 160
5.25% Senior Unsecured Notes Due 2020 [Member] | Williams Companies Inc [Member]
Subsequent Event [Line Items]
Long-term debt interest rate			5.25%
Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment of equity-method investments		$ 938
Goodwill, Impairment Loss		187
Subsequent Event [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Subsequent Event [Line Items]
Income (Loss) from Equity Method Investments		(78)
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							0.001
Preferred Stock, Par or Stated Value Per Share							$ 1.00
Subsequent Event [Member] | Dividend Declared [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding							1
Subsequent Event [Member] | Williams Companies Inc [Member]
Subsequent Event [Line Items]
Credit facility loans						$ 1,700
Subsequent Event [Member] | 5.25% Senior Unsecured Notes Due 2020 [Member] | Williams Companies Inc [Member]
Subsequent Event [Line Items]
Long-term debt retired	$ 1,500
Long-term debt interest rate	5.25%
Noncontrolling Interests [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Goodwill, Impairment Loss		$ 65